Summary of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of Options, Beginning	43,455	20,256	20,256	29,645	29,645
Weighted average exercise price, beginning | (per share)	$ 21.95	$ 36.43		$ 90.25	$ 22.80
Number of Options, Granted	2,000	23,200	23,200	7,200	7,200
Weighted average exercise price, granted | $ / shares	$ 8.88	$ 10.51		$ 9.15
Number of Options, Canceled/Forfeited	(2,900)			(13,214)	(13,214)
Weighted average exercise price, canceled/forfeited | $ / shares	$ 14			$ 64.00
Number of Options, Expired	(525)	(1)	(1)	(3,375)	(3,375)
Weighted average exercise price, expired | (per share)	$ 165.08	$ 14,000.00		$ 53.50	$ 22.80
Weighted average exercise price, ending | (per share)	$ 20.05	$ 21.95		$ 36.43
Number of Options, Ending	42,030	43,455	43,455	20,256	20,256
Canada [member]
IfrsStatementLineItems [Line Items]
Number of Options, Beginning				18	18
Number of Options, Granted
Number of Options, Canceled/Forfeited
Number of Options, Expired				(18)	(18)
Number of Options, Ending